Presentation of Financial Statements and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of Presentation of Financial Statements and Summary of Significant Accounting Policies [Abstract]
Presentation of Financial Statements and Summary of Significant Accounting Policies

2. Presentation of financial statements and summary of significant accounting policies

The consolidated financial statements (“financial statements”) were prepared in accordance with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The presentation currency of the Company’s financial statements is the Brazilian Real, which is the Company’s functional currency.

The Company and its subsidiaries applied the accounting policies described below in a consistent manner for all years presented in these financial statements.

The Company classified the transactions related to the purchase and sale agreements of Oxiteno and Extrafarma as current assets held for sale and discontinued operations. The comparative information of the income and cash flow statements for the year ended December 31, 2020 and 2019 were re-presented for the purposes of applying IFRS 5 for consistency of presentation for all years presented as shown in Note 3.c.3.

a. Recognition of revenue

Revenue of sales and services rendered is measured at the value of the consideration that the Company's subsidiaries expect to be entitled to, net of sales returns, discounts, amortization of contractual assets with customers and other deductions, if applicable, being recognized as the entity fulfills its performance obligation and freight mode of delivery. At Ipiranga, the revenue from sales of fuels and lubricants is recognized when the products are delivered to gas stations and to large consumers. At Ultragaz, revenue from sales of LPG is recognized when the products are delivered to customers at home, to independent dealers and to industrial and commercial customers. At Extrafarma, the revenue from sales of pharmaceuticals is recognized when the products are delivered to end user customers in own drugstores and when the products are delivered to independent resellers. At Oxiteno, the revenue from sales of chemical products is recognized when the products are delivered to industrial customers. At Ultracargo, the revenue provided from storage services is recognized as services are performed. At Abastece aí, the revenue provided from storage services of digital payments is recognized as services are performed. The breakdowns of revenues from sales and services are shown in Notes 32.

Amortization of contractual assets with customers for the exclusive rights in Ipiranga’s reseller service stations and the bonuses paid in performance obligation sales are recognized in the income statement as a deduction of the revenue from sale according to the conditions established per terms of underlying agreements (see Notes 2.f and 12).

The am/pm franchising upfront fee is recognized in profit or loss as the entity fulfills each performance obligation throughout the term of the agreements with the franchisees. For more information, see Note 24.a.

Deferred revenue from loyalty program is recognized in the income statement when the points are redeemed, on which occasion the costs incurred are also recognized in profit or loss. Deferred revenue of unredeemed points is also recognized in profit or loss when points expire. For more information, see Note 24.b.

Costs of products sold and services provided include goods (mainly fuels, lubricants, LPG, and pharmaceutical products), raw materials (chemicals and petrochemicals) and production, distribution, storage, and fulfillment costs.

Exchange variations and the results of derivative finance instruments are presented net in the statement of profit and loss on finance expenses.

b. Cash and cash equivalents

Includes cash, banks deposits, and short-term up to 90 days of maturity from acquisition date, highly liquid investments that are readily convertible into a known amount of cash and are subject to an insignificant risk of change in value. For more information on cash and cash equivalents, see Note 5.a.

c. Financial assets

The Company and its subsidiaries evaluated the classification and measurement of financial assets based on its business model of financial assets as follows:

  Amortized cost: financial assets held in order to collect contractual cash flows, solely principal and interest. The interest earned and the foreign currency exchange variation are recognized in profit or loss and balances are stated at acquisition cost plus the interest earned, using the effective interest rate method.

  Measured at fair value through other comprehensive income: financial assets that are acquired or originated for the purpose of collecting contractual cash flows or selling financial assets. The balances are stated at fair value, and the interest earned, and the foreign currency exchange variation are recognized in profit or loss. Differences between fair value and initial amount of financial investments plus the interest earned are recognized in equity in other comprehensive income in the “Other reserves”. Accumulated gains and losses recognized in equity are reclassified to profit or loss at the time of their settlement. Substantially the financial investments in Bank Certificates of Deposit (“CDB”) and repurchase agreements are classified as measured at fair value through other comprehensive income.

  Measured at fair value through profit or loss: financial assets that were not classified as amortized cost or measured at fair value through other comprehensive income. The balances are stated at fair value and both the interest earned and the exchange variations and changes in fair value are recognized in the income statement. Investment funds and derivatives are classified as measured at fair value through profit or loss.

The Company and its subsidiaries use financial instruments for hedging purposes, applying the concepts described below:

  Hedge accounting – fair value hedge: financial instruments used to hedge exposure to changes in the fair value of an item, attributable to a particular risk, which can affect the entity’s statements of profit or loss. In the initial designation of the fair value hedge, the relationship between the hedging instrument and the hedged item is documented, including the objectives of risk management, the strategy in conducting the transaction, and the methods to be used to evaluate its effectiveness. Once the fair value hedge has been qualified as effective, the hedge item is also measured at fair value. Gains and losses from hedge instruments and hedge items are recognized the statements of profit or loss. The hedge accounting must be discontinued when the hedge becomes ineffective.

  Hedge accounting – cash flow hedge: financial instruments used to hedge the exposure to variability in cash flows that is attributable to a risk associated with an asset or liability or highly probable transaction or firm commitment that may affect the statements of profit or loss. The portion of the gain or loss on the hedging instrument that is determined to be effective relating to the effects of exchange rate effect, is recognized directly in equity in accumulated other comprehensive income as “Other reserves” while the ineffective portion is recognized in the statements of profit or loss. Gains or losses on the hedging instrument relating to the effective portion of this hedge that had been recognized directly in accumulated other comprehensive income shall be recognized in the statements of profit or loss in the period in which the hedged item is recognized in profit or loss or as initial cost of non-financial assets, in the same line of the statement that the hedged item is recognized. The hedge accounting shall be discontinued when (i) the hedging relationship is canceled; (ii) the hedging instrument expires or (iii) the hedging instrument no longer qualifies for hedge accounting. When hedge accounting is discontinued, gains and losses recognized in equity in other comprehensive income are reclassified to the statements of profit or loss in the period which the hedged item is recognized in profit or loss. If the transaction hedged is canceled or is not expected to occur, the cumulative gains and losses in equity in other comprehensive income shall be recognized immediately in profit or loss.

  Hedge accounting – hedge of net investments in foreign operation: financial instruments used to hedge exposure on net investments in foreign subsidiaries due to the fact that the local functional currency is different from the functional currency of the Company. The portion of the gain or loss on the hedging instrument that is determined to be effective, referring to the exchange rate effect, is recognized directly in equity in accumulated other comprehensive income as cumulative translation adjustments, while the ineffective portion and the operating costs are recognized the statements of profit or loss. The gain or loss on the hedging instrument that has been recognized directly in accumulated other comprehensive income shall be recognized in the statements of profit or loss when the disposal of the foreign subsidiary occurs.

For more information on financial instruments, see Note 33.

d. Trade receivables and reseller financing

Trade receivables are recognized at the amount invoiced to the counterparty that the Company and subsidiaries are entitled (see Notes 6.a and 33.d.3). The loss allowance for expected credit losses consider the expected losses for the next 12 months take into account the deterioration or improvement of the customers’ credit quality, considering the customers’ characteristics in each business segment. The amount of the expected credit losses is deemed by management to be sufficient to cover any loss on realization of trade receivables.

Reseller financing is provided at subsidized rate for renovation and upgrading of service stations, purchase of products and development of the automotive fuels and lubricants distribution market (see Notes 6.b and 33.d.3). The terms of reseller financing range between 12 and 60 months, with an average term of 40 months. The minimum and maximum subsidized interest rates are 0% per month and 1% per month respectively. These financing are remeasured at a market rate for working capital loans and the remeasurement adjustment between the market rate and the rate subsidized is recognized as a reduction to the reseller’s revenue at the beginning of the contract. Throughout the contract, the interest appropriated by the market rate is recognized to the financial result.

e. Inventories

Inventories are stated at the lower of acquisition cost or net realizable value (see Note 7). The cost value of inventory is measured using the weighted average cost and includes the costs of acquisition and processing directly and indirectly related to the units produced based on the normal capacity of production. Estimates of net realizable value are based on the average selling prices at the end of the reporting period, net of applicable direct selling expenses. Subsequent events related to the fluctuation of prices and costs are also considered, if relevant. If net realizable values are below inventory costs, a provision corresponding to this difference is recognized. Provisions are also made for obsolescence of products, materials, or supplies that (i) do not meet its subsidiaries’ specifications, (ii) have exceeded their expiration date, or (iii) are considered slow-moving inventory. This classification is made by management with the support of its industrial and operations teams.

f. Contractual assets with customers – exclusive rights

Exclusive rights disbursements as provided in Ipiranga’s agreements with reseller service stations and major consumers are recognized as contractual assets when paid and amortized according to the conditions established in the agreements (see Note 2.a and 12).

g. Assets and liabilities held for sale and discontinued operations

Non-current assets and related liabilities are classified as held for sale if it is highly probable that their book value will be recovered, primarily, through a sale transaction rather than continued use. The classification criteria are met only when the sale is highly probable, the asset or group of assets is held for immediate sale in its current condition and the sale is expected to occur within 12 months after classification as held for sale.

A line of business or subsidiary is classified a discontinued operation when the sale occurs of a component of the company that represents an important separate line of business or when the operation meets the criteria to be classified as held for sale. Reclassification occurred in 2021, and once classified as discontinued operations the results and cash flows are presented separately based on the classification of the respective assets and liabilities held for sale.

Assets and liabilities held for sale and discontinued operations are measured at the lower of the book value and fair value, net of selling expenses, and presented separately in the statements of financial position.

h. Investments

Investments in associates and joint ventures are accounted for under the equity method of accounting in the financial statements (see Note 13 items a and b). An associate is an investment, in which an investor has significant influence, that is, has the power to participate in the financial and operating decisions of the investee but does not exercise control. A joint venture is an investment in which the shareholders have the right to net assets on behalf of a joint control. Joint control is the agreement, which establish that decisions about the relevant activities of the investee require the consent from the parties that share control.

Other investments are stated at acquisition cost less provision for losses, unless the loss is considered temporary.

i. Right-of-use assets and leases payable

The Company and its subsidiaries recognized in the financial position, right-of-use assets and the respective lease liabilities initially measured at the present value of future lease payments, considering the related contract costs (see Note 14). The amortization expenses of right-of-use assets is recognized in statement of profit or loss over the lease contract term. When the right-of-use asset is used in the construction of the property, plant, and equipment (“PP&E”), its amortization is capitalized until the asset under construction is completed. The liability is increased for interest and decreased by lease payments made. The interests are recognized in the statement of profit or loss using the effective interest rate method. The remeasurement of assets and liabilities based on the contractual index is recognized in the financial position, not having an effect in the result. In case of cancellation of the contract, the assets and respective liabilities are written off to the result, considering, if it is the case, any penalties provided in contractual clauses. The Company and its subsidiaries have no intention in purchasing the underlying asset. The Company and its subsidiaries periodically review the existence of an indication that the right-of-use assets may be impaired (see Note 2.v).

Right-of-use assets include amounts related to area port leases grants (see Note 34.c).

The Company and its subsidiaries apply the recognition exemptions to short-term leases of 12 months or less and lease contracts of low amount assets. In these cases, the recognition of the lease expense in the statements of profit or loss is on a straight-line basis.

j. Property, plant, and equipment

PP&E is recognized at acquisition or construction cost, including capitalization of right-of-use assets and financial charges incurred on PP&E under construction, as well as qualifying maintenance costs resulting from scheduled plant outages and estimated costs to remove, to decommission, or to restore assets (see Notes 2.o and 22), less accumulated depreciation and, when applicable, less provision for losses (see Note 15).

Depreciation is calculated using the straight-line method, over the periods mentioned in Note 15, taking into account the estimated useful lives of the assets, which are reviewed annually.

Lease hold improvements are depreciated over the shorter of the lease contract term and useful life of the property.

k. Intangible assets

Intangible assets include assets acquired by the Company and its subsidiaries from third parties, and are recognized according to the criteria below:

  Goodwill is shown as intangible assets corresponding to the positive difference between the amount paid or payable to the seller and the fair value of the identifiable assets and liabilities assumed of the acquired entity. Goodwill is tested annually for impairment. Goodwill is allocated to the business segments, which represent the lowest level that goodwill is monitored for impairment testing purposes (see Note 16.a).

  Other intangible assets acquired from third parties, such as software, technology, and commercial property rights, are measured at the total acquisition cost and amortized using straight-line method, over the periods mentioned in Note 16, taking into account their useful lives, which are reviewed annually.

  The decarbonization credits (“CBIOS”) acquired are recorded at historical cost in intangible assets, retired in the year to fulfillment the individual target set by the National Agency of Petroleum, Natural Gas and Biofuels (“ANP”) and are not amortized. These assets are used to settle of the annual decarbonization obligation adopted by Brazilian National Biofuels Policy (“RenovaBio”), implemented by Law No. 13,576/2017, with additional regulations established by Decree No. 9,888/2019 and Ordinance No. 419 of November 20, 2019 issued by the Brazilian Ministry of Mines and Energy.

The Company and its subsidiaries have not recognized intangible assets that were generated internally. The Company and its subsidiaries have goodwill and brands acquired in business combinations, which are evaluated as intangible assets with indefinite useful life (see Note 16 items a and e).

l. Other assets

Other assets are stated at the lower of cost and realizable value, including, if applicable, interest earned, monetary changes and changes in exchange rates incurred, less the provisions for losses and, if applicable, adjusted to present value.

m. Financial liabilities

The financial liabilities include trade payables, other payables, financing, loans, debentures, leases payable and derivative financial instruments. Financial liabilities are classified as “financial liabilities at fair value through profit or loss” or “financial liabilities at amortized cost”. The financial liabilities at fair value through profit or loss refer to derivative financial instruments, subscription warrants - indemnification, and financial liabilities designated as hedged items in a fair value hedge relationship upon initial recognition (see Note 2.c – Fair Value Hedge). The financial liabilities at amortized cost are stated at the initial transaction amount plus related charges and net of amortization and transaction costs. The charges are recognized in the statement of profit or loss using the effective interest rate method.

Transaction costs incurred and directly attributable to the activities necessary for contracting loans or for issuing bonds, as well as premiums and discounts upon issuance of debentures and other debt, are allocated to the instrument and amortized in the statement of profit or loss taking into its term, using the effective interest rate method (see Note 17.h).

n. Income and social contribution taxes on income

Current and deferred income tax (“IRPJ”) and social contribution on net income tax (“CSLL”) are calculated based on their current rates. For the calculation of current IRPJ, the value of tax incentives is also considered. At the end of the fiscal year the portion of the profit corresponding to these investment grants is allocated to the constitution of a tax incentive reserve in subsidiaries shareholders' equity and is excluded from the dividend calculation base and subsequently capitalized. Taxes are recognized based on the rates of IRPJ and CSLL provided for by the laws enacted on the last day of the financial statements. The current rates in Brazil are 25% for IRPJ and 9% for CSLL. For more information about recognition and realization of IRPJ and CSLL see Note 10.

For purposes of disclosure deferred tax assets were offset against the deferred tax liability IRPJ and CSLL, in the same taxable entity and the same tax authority.

o. Provision for asset retirement obligation – fuel tanks

The subsidiary Ipiranga has the legal obligation to remove the underground fuel tanks located at Ipiranga-branded service stations after a certain period. The estimated cost of the obligation to remove these fuel tanks is recognized as a liability when the tanks are installed. The estimated cost is recognized in PP&E and depreciated over the respective useful lives of the asset. The amounts recognized as a liability accrue inflation effect using the Amplified Consumer Price Index (“IPCA”) until the tank is removed (see Note 22). The estimated removal cost is reviewed and updated annually or when there is significant change in its amount and change in the estimated costs are recognized in statements of profit or loss when they become known.

p. Provisions for tax, civil, and labor risks

A provision for tax, civil and labor risks is recognized for quantifiable risks, when the chance of loss is more-likely-than-not in the opinion of management and internal and external legal counsel, and the amounts are recognized based on the evaluation of the outcomes of the legal proceedings (see Note 23).

q. Post-employment benefits

Post-employment benefits granted and to be granted to employees, retirees, and pensioners are based on an actuarial calculation prepared by an independent actuary and reviewed by management, using the projected unit credit method (see Note 21.b). The actuarial gains and losses are recognized in equity in cumulative other comprehensive income in the “Other reserves”.

r. Other liabilities

Other liabilities are stated at known or measurable amounts and changes in exchange rates incurred. When applicable, other liabilities are recognized at present value, based on interest rates that reflect the term, currency, and risk of each transaction.

s. Foreign currency transactions

Foreign currency transactions carried out by the Company or its subsidiaries are remeasured into their functional currency at the exchange rate prevailing at the date of each transaction. Outstanding monetary assets and liabilities of the Company and its subsidiaries are translated using the exchange rate at the date of the financial statements. The effect of the difference between those exchange rates is recognized in financial results until the conclusion of each transaction.

t. Basis for translation of financial statements of foreign subsidiaries

t.1 Subsidiaries with administrative autonomy

Assets and liabilities of the foreign subsidiaries denominated in currencies other than Brazilian Real which have administrative autonomy are translated using the exchange rate at the date of the financial statements. Revenues and expenses are translated using the average exchange rate of each year and equity is translated at the historical exchange rate of each transaction affecting equity. Gains and losses resulting from changes in these foreign investments are directly recognized in equity in the “cumulative translation adjustments” and will be recognized in profit or loss if and when these investments are disposed of. The balance in cumulative translation adjustments on December 31, 2021 was a gain of R$ 304,645 (gain of R$ 231,596 on December 31, 2020) and is related to the subsidiaries Oxiteno which on December 31, 2021 were classified as assets and liabilities held for sale. See Notes 3 and 26.g.2.

The foreign subsidiaries with functional currency different from the Company and which have administrative autonomy are listed below:

Subsidiary	Functional currency	Location
Oxiteno México S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Corporativos S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Industriales S.A. de C.V.	Mexican Peso	Mexico
Oxiteno USA LLC	U.S. Dollar	United States
Oxiteno Uruguay S.A. (i)	U.S. Dollar	Uruguay

(i) The subsidiary Oxiteno Uruguay S.A. (“Oxiteno Uruguay”) determined its functional currency as the U.S. dollar (“US$”), as its inventory sales, purchases of raw material inputs, and financing activities are performed substantially in this currency.

t.2 Subsidiaries without administrative autonomy

Assets and liabilities of the other foreign subsidiaries, which do not have administrative autonomy, are considered an extension of the activities of their parent company and are translated using the exchange rate at the date of the financial statements. Gains and losses resulting from changes in these foreign investments are directly recognized as financial result. The gain recognized in income for the year ended December 31, 2021 amounted to R$ 2,309 (gain of R$ 15,126 for the year ended December 31, 2020  and gain of R$ 2,017 for the year ended December 31, 2019).

u. Use of estimates, assumptions and judgments

The preparation of the financial statements requires the use of estimates, assumptions, and judgments for the accounting and disclosure of certain assets, liabilities, and profit or loss. Therefore, the Company and subsidiaries’ management use the best information available at the date of preparation of the financial statements, as well as the experience of past and current events, also considering assumptions regarding future events. The estimates and assumptions are reviewed periodically.

u.1 Judgments

Information on the judgments is included: in the determination of control in subsidiaries (Notes 2.h, 2.t.1 and 4), the determination of joint control in joint venture (Notes 2.h and 13.a), the determination of significant influence in associates (Notes 2.h and 13.b).

u.2 Uncertainties related to the assumptions and estimates

The information regarding uncertainties related to the assumptions and estimates are included: in determining the fair value of financial instruments (Notes 2.c, 2.m, 5, 17 and 34), the determination of the loss allowance for expected credit losses (Notes 2.d, 6 and 34.d.3), the determination of provisions for losses of inventories (Notes 2.e and 7), the estimates of realization of deferred IRPJ and CSLL amounts (Notes 2.n and 10.a), the useful lives and discount rate of right-of-use assets (Notes 2.i and 14), the useful lives of PP&E (Notes 2.j and 15), the useful lives of intangible assets, and the determination of the recoverable amount of goodwill (Notes 2.k and 16.a), provisions for assets retirement obligations (Notes 2.o and 22), provisions for tax, civil, and labor risks (Notes 2.p and 23), estimates for the preparation of actuarial reports (Notes 2.q and 21.b) and the determination of fair value of subscription warrants – indemnification (Notes 25 and 34.j). The actual result of the transactions and information may differ from their estimates.

v. Impairment of assets

The Company and its subsidiaries review in every reporting period the existence of any indication that an asset may be impaired. To intangible assets with indefinite useful life the review is done annually. If there is an indication of devaluation the Company and its subsidiaries estimate the recoverable amount of the asset. Assets that cannot be evaluated individually are grouped in the smallest group of assets that generate cash inflow from continuous use and that are largely independent of cash flows of other assets (cash generating units, “CGU”). The recoverable amount of assets or CGUs corresponds to the greater of their fair value net of applicable direct selling costs and their value in use.

The fair value less costs to sell is determined by the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, net of costs of removing the asset, and direct incremental costs to bring an asset into condition for its sale, legal costs, and taxes.

To assess the value in use, the projections of future cash flows, trends, and outlooks, as well as the effects of obsolescence, demand, competition, and other economic factors were considered. Such cash flows are discounted to their present values using the discount rate before tax that reflects market conditions for the period of impairment testing and the specific risks of the asset or CGU being evaluated. In cases where the expected discounted future cash flows are less than their carrying amount, an impairment loss is recognized for the amount by which the carrying value exceeds the fair value of these assets. Losses for impairment of assets are recognized in profit or loss. In case goodwill has been allocated to a CGU, the recognized losses are first allocated to reduce the corresponding goodwill. If the goodwill is not enough to absorb such losses, the surplus is allocated to the assets on a pro-rata basis. An impairment of goodwill cannot be reversed. For other assets, impairment losses may be reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment had not been recognized.

On December 31, 2021, the Company updated the calculation of the impairment of assets carried out on June 30, 2021 for the subsidiary Imifarma Produtos Farmacêuticos e Cosméticos S.A. (“Extrafarma”) for the amount of R$ 427,529 and deferred income and social contribution taxes effects of R$ 145,360, resulting in a net loss of R$ 282,169. See Note 3.a.

w. Business combination

A business combination is accounted by applying the acquisition method. The cost of the acquisition is measured based on the consideration transferred and to be transferred, measured at fair value at the acquisition date. The non-controlling interest in the acquired company is measured based on its interest in net assets identified in the acquired company. Goodwill is measured as the excess of the consideration transferred and to be transferred over the fair value of net assets acquired (identifiable assets and liabilities assumed, net). After the initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing purposes, goodwill is allocated to the Company’s operating segments. When the cost of the acquisition is lower than the fair value of net assets acquired, a gain is recognized directly in the statement of profit or loss. Costs related to the acquisitions are recorded in the statement of profit or loss when incurred. For the year ended on December 31, 2021 and 2020 there was not business combination.

x. Statements of cash flows indirect method

The Company and its subsidiaries present the interest paid on loans, financing, debentures, and leases payable in financing activities and present financial investments, net of redemptions, in the investing activities.

y. Adoption of the pronouncements issued by IASB

There are no standards, amendments and interpretations to IFRS issued by the IASB which are effective and could have a material impact in these financial statements to December 31, 2021 and 2020 that have not been adopted by the Company.

In order to be prepared for the transition of the IBORs, the Company is monitoring the pronouncements of the authorities, as well as the measures that have been adopted, aiming at the adaptation of the financial instruments to the new benchmarks. On June 2017, the Company, through the subsidiary Ipiranga Produtos de Petróleo S.A. (“IPP”), contracted a financing with maturity date on June 2022, with the current notional amount of USD 50 million (equivalent to R$ 279 million as of December 31, 2021) linked to LIBOR, with quarterly interest flows and principal amortization at maturity. At the time of the debt raising, a swap transaction with a notional value and cash flow identical to the debt was transacted with the same financial institution, through which the IPP became active in LIBOR, at an interest rate equivalent to the debt and liability rate in floating rate Reais (see Notes 17 c.1, 17.d and 33.g), these being the only operations linked to LIBOR. In view of the short-term maturity as well as the debt, the swap and the fact that both have the same cash flow and financial institution, the Company has evaluated that there are not currently significant impacts from the LIBOR change on its operations.

z. Authorization for issuance of the financial statements

These financial statements were authorized for and by the Management on May, 10, 2022.